CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 36,906	$ 31,087
Investment in marketable securities	3,559	398
Accounts receivable (net of allowance for doubtful accounts)	41,009	33,865
Other current assets (Note 2)	41,394	31,488
Inventories (Note 3)	14,244	14,351
Total current assets	137,112	111,189
Long-term investments and other assets
Investments in affiliated companies (Note 4A)	14,839	11,975
Investments in other companies (Note 4B)	1,382	85
Other non-current assets (Note 5)	939	1,515
Deferred income taxes (Note 15)	8,398	6,314
Funds in respect of employee rights upon retirement	9,627	7,868
Total non-current assets	35,185	27,757
Property and equipment, net (Note 6)	39,047	35,644
Intangible assets, net (Note 7)	38	23
Goodwill (Note 8)	3,777	3,406
Total assets	215,159	178,019
Current liabilities
Credit from banking institutions (Note 9)	48	3
Accounts payable	23,264	18,624
Deferred revenues	12,796	10,762
Other current liabilities (Note 10)	29,644	26,738
Total current liabilities	65,752	56,127
Long-term liabilities
Liability for employee rights upon retirement	14,062	11,751
Provision for contingencies	400	435
Deferred revenues	1,241	1,034
Other non-current	475	501
Total non-current liabilities	16,178	13,721
Contingent liabilities (Note 11)
Stockholders' equity (Note 12)
Share capital - ordinary shares of NIS 0.3333 par value: Authorized - December 31, 2017 and 2016 - 60,000,000 shares Issued and outstanding - December 31, 2017 and 2016 - 23,475,431 shares	1,983	1,983
Additional paid- in capital	71,550	71,550
Accumulated other comprehensive income	(9,754)	(12,967)
Retained earnings	92,065	71,717
Treasury stock at cost - December 31, 2017 and 2016 - 2,507,314 shares	(30,054)	(30,054)
Stockholders' equity	125,790	102,229
Non-controlling interests	7,439	5,942
Total equity	133,229	108,171
Total liabilities and equity	$ 215,159	$ 178,019